Other Receivables, Net	12 Months Ended
Dec. 31, 2024
Other Receivables, Net [Abstract]
OTHER RECEIVABLES, NET

NOTE 5 — OTHER RECEIVABLES, NET

Other receivables consist of the following:

	December 31,	December 31,
	2024	2023
Other receivables	$3,857,418	$6,893,337
Less: allowance for credit losses	-	(542,746)
Other receivables, net	$3,857,418	$6,350,591

Other receivables are mainly composed of short-term capital loans, financial lease deposits, financial leases, bankers’ acceptances, temporary borrowings for employees, consulting fees and other items. The largest proportion is short-term capital borrowing with customers and suppliers in their daily operations, accounting for 87%, approximately $3.35 million. This is followed by reserve fund at 3%, approximately $0.12 million. Deposit accounted for about 2%, approximately $0.08 million.

For other receivables, approximately 79%, or 3.05 million of the date of issuance of the financial statements balances have been subsequently collected. The remaining subsequent uncollected funds are reserve funds and deposits.